Equity - Summary of Reserves at Reporting Date (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Foreign currency translation differences	₩ 1,025,319	₩ 548,792
Other comprehensive loss from associates	(29,496)	(32,816)
Other comprehensive income held for sale	291,363
Total	₩ 1,287,186	₩ 515,976	₩ 479,628	₩ 537,142